Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans

Defined Benefit Pension Plan: Union sponsors a noncontributory defined benefit pension plan covering all eligible employees employed prior to October 5, 2012. On October 5, 2012, the Company closed The Union Bank Pension Plan ("Plan") to new participants and froze the accrual of retirement benefits for current participants. It is Union's current intent to maintain the frozen Plan and related Trust and to distribute benefits to participants at such time and in such manner as provided under the terms of the Plan. The Company will continue to recognize pension expense and cash funding obligations for the remaining life of the associated liability for the frozen benefits under the Plan. The Plan provides defined benefits based on years of service and final average salary prior to October 5, 2012.

There was a $1.0 million minimum required contribution under the ERISA guidelines for 2012 and a $576 thousand minimum required contribution for 2011. Union elected to utilize a portion of the pre-funding balance to offset $424 thousand of the minimum required contribution for 2012. Union is awaiting the December 31, 2012 actuarial valuation to determine whether to make a final 2012 contribution to the Plan or to utilize an additional portion of the pre-funding balance to satisfy the remainder of the 2012 minimum required contribution due September 30, 2013. Union measures defined benefit plan assets and obligations as of December 31, its fiscal year-end.

Union's policy is to accrue annually an amount equal to the actuarially calculated expense for future benefits. Union made tax deductible voluntary contributions of $1.4 million to the Plan in 2011 over and above the minimum required, which is included in 2011 employer contributions below. Information pertaining to the activity in the Plan is as follows:

Obligations and funded status at December 31:

	2012	2011
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$19,823	$15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823

Change in fair value of plan assets
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	—	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	$(2,753)	$(5,679)

	2012	2011
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$18,011	$15,556

The impact of the Plan activity for 2012 and 2011 on other comprehensive income (loss) is detailed in Note 23.

The Company uses the alternate amortization method for prior service costs, as provided in FASB ASC Topic 715, Employers' Accounting for Pensions.

Net periodic pension benefit cost for 2012 and 2011 consisted of the following components:

	2012	2011
	(Dollars in thousands)
Service cost	$818	$680
Interest cost on projected benefit obligation	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$1,195	$833

It is estimated that the net periodic pension benefit cost for 2013 will include approximately $190 thousand of amortization of net accumulated other comprehensive loss.

Weighted average assumptions used to determine pension benefit obligation were a discount rate of 3.95% and 4.41% for December 31, 2012 and December 31, 2011, respectively. A rate of compensation increase of 4.25% was utilized for 2011. No rate of compensation increase was utilized for 2012 due to the freeze on benefit accruals.

Weighted average assumptions used to determine net periodic pension benefit cost for the years ended December 31, 2012 and 2011 were a discount rate of 3.85% and 5.56%, respectively, a rate of compensation increase of 4.50% for 2011 and actual wages paid to the freeze date of October 5, 2012 for 2012, and an expected long-term rate of return on plan assets of 6.75% for both years.

The overall expected long-term rate of return on assets is consistent with future expected long-term rate of inflation assumptions as well as consideration of historical asset returns and the current financial marketplace. The return is more conservative than the Plan's long-term actual results and is at a level that management believes is sustainable. The 2012 pension benefit obligation discount rate is based on the Plan's expected benefit payment stream utilizing December 2012 benchmark pension liability index yield curve spot rates and a review of published high quality bond indices.

Union's Plan asset allocations at December 31, 2012 and 2011, by asset category based on their fair values were as follows:

Asset Category	2012	2011
Cash and cash equivalents	2.7%	5.2%
Interest bearing deposits in banks	6.0%	8.6%
Debt securities	19.8%	19.1%
Equity securities	18.1%	17.8%
Mutual and exchange traded funds	53.4%	49.3%
Total	100.0%	100.0%

The investment philosophy for the Plan is to prudently invest the assets of the plan and future contributions received in a diversified manner that will ensure the future pension benefits due to participants and beneficiaries over a long-term horizon as well as provide liquidity to pay current benefits. The Trustees of the Plan seek to protect the Plan assets through prudent asset allocation, FDIC insurance on a portion of plan assets, utilization of professional asset management and periodic reviews. Investments in stocks and fixed income investments are diversified in a way which is consistent with risk tolerance, investment objectives and current financial market risks.

In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

There are no securities of the Company or Union held by the Plan. The assets of the Plan are managed by the Trust & Asset Management Division of Union with the advice of its registered investment adviser, under the guidance of the Plan's Trustees. There are no estimated employer contributions for 2013.

The fair values of the Company's Plan investments at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2012
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$922	$—	$922	$—
U.S. Government	541	60	481	—
U.S. Government-sponsored enterprises	203	—	203	—
Corporate bonds	2,272	361	1,911	—
Marketable equity securities:
Information technology	554	554	—	—
Financial	301	301	—	—
Industrials	288	288	—	—
Healthcare	361	361	—	—
Consumer	695	695	—	—
Energy	397	397	—	—
Other	168	168	—	—
Mutual and exchange traded funds	8,112	8,112	—	—
Total	$14,814	$11,297	$3,517	$—

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

The fair values of the Plan assets are determined by an independent pricing service which, given the nature of the assets within the portfolio, is able to utilize quoted prices in an active market to value the majority of the assets held. The market inputs sought for assets without a specific quote listed, in approximate order of priority, include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications that vary by asset class. For certain security types, additional inputs may be used, or some standard inputs may not be applicable. There were no significant transfers in or out of Levels 1 and 2 for the year ended December 31, 2012.

The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2013	$534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	3,892

Nonqualified Deferred Compensation Plans: The Company and Union have two nonqualified deferred compensation plans for directors and certain key officers. The 2008 Amended and Restated Nonqualified Deferred Compensation Plan of Union Bankshares, Inc. (“2008 Plan”) replaced a 1990 Plan that was not compliant with section 409A of the Internal Revenue Code. The Company accrued an expense of $10 thousand in 2012 and $8 thousand in 2011 under the 2008 Plan. The benefit obligations under the 2008 Plan represent general unsecured obligations of the Company and no assets are segregated for such payments. However, the Company and Union have purchased life insurance contracts on the lives of each participant in order to fund these benefits. The benefits accrued under the 2008 Plan aggregated $972 thousand and $1.1 million at December 31, 2012 and 2011, respectively, and are included in Accrued interest and other liabilities. The cash surrender value of the life insurance policies purchased to fund the 2008 Plan aggregated $1.2 million and $1.6 million at December 31, 2012 and 2011, respectively, and is included in Company-owned life insurance in the Company's consolidated Balance Sheets. A death benefit receivable of $806 thousand is included in Other assets as of December 31, 2012.

An Executive Nonqualified Excess Plan was adopted in 2006 for directors and certain key officers. The 2006 Plan is a defined contribution plan which provides a means by which participants may elect to defer receipt of current compensation from the Company or its subsidiary in order to provide retirement or other benefits as selected in the individual adoption agreements. Participants may select among designated reference investments consisting of investment funds, with the performance of the participant's account mirroring the selected reference investment. Distributions are made only upon a qualifying distribution event, which may include a separation from service, death, disability or unforeseeable emergency, or upon a date specified in the participant's deferral election form. The 2006 Plan is intended to comply with the provisions of Section 409A of the Internal Revenue Code. The 2006 Plan is unfunded, representing a general unsecured obligation of the Company of $158 thousand and $128 thousand as of December 31, 2012 and 2011, respectively.

401(k) Plan: Union maintains a defined contribution 401(k) plan under which employees may elect to make tax deferred contributions of up to the IRS maximum from their annual salary. All employees meeting service requirements are eligible to participate in the plan. Union may make employer matching and profit-sharing contributions to the 401(k) plan at the discretion of the Board of Directors. Company contributions are fully vested after three years of service. Employer contributions to the plan were $433 thousand and $168 thousand for 2012 and 2011, respectively. The 2012 employer contribution includes a profit-sharing component in the amount of $242 thousand.